UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Tiger Consumer Management LLC

Address:  101 Park Avenue
          New York, NY 10178

13 File Number: 028-12273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Tarrab
Title:     Chief Financial Officer
Phone:     (212) 984-2378


Signature, Place and Date of Signing:


  /s/ Steve Tarrab              New York, New York            May 15, 2012
 -----------------             -------------------           ---------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:   $1,902,391
                                         (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE
                                                   TIGER CONSUMER MANAGEMENT, LLC
                                                              FORM 13F
                                                           March 31, 2012

COLUMN 1                      COLUMN  2       COLUMN 3    COLUMN 4      COLUMN 5        COL 6   COL 7           COLUMN 8

                              TITLE OF                    VALUE      SHRS OR SH/ PUT/   INVSMT  OTHR        VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP       (X$1000)   PRN AMT PRN CALL   DSCRTN  MGRS    SOLE      SHARED     NONE
AMAZON COM INC                COM             023135106   35,779     176,679 SH         SOLE              176,679
APPLE INC                     COM             037833100   68,948     115,000 SH         SOLE              115,000
ARCOS DORADOS HOLDINGS INC    SHS CLASS -A -  G0457F107    4,144     229,094 SH         SOLE              229,094
CARTER INC                    COM             146229109   62,439   1,254,553 SH         SOLE            1,254,553
CASH AMER INTL INC            COM             14754D100   27,055     564,465 SH         SOLE              564,465
CATALYST HEALTH SOLUTIONS IN  COM             14888B103   51,274     804,546 SH         SOLE              804,546
COACH INC                     COM             189754104   53,671     694,504 SH         SOLE              694,504
DECKERS OUTDOOR CORP          COM             243537107   33,117     525,243 SH         SOLE              525,243
DIRECTV                       COM CL A        25490A101   73,312   1,485,860 SH         SOLE            1,485,860
DOLLAR GEN CORP NEW           COM             256677105   90,839   1,966,214 SH         SOLE            1,966,214
EBAY INC                      COM             278642103   73,859   2,001,601 SH         SOLE            2,001,601
LAUDER ESTEE COS INC          CL A            518439104   55,732     899,767 SH         SOLE              899,767
EZCORP INC                    CL A NON VTG    302301106   13,820     425,823 SH         SOLE              425,823
GOOGLE INC                    CL A            38259P508   73,866     115,193 SH         SOLE              115,193
GREEN MTN COFFEE ROASTERS IN  COM             393122106   16,880     360,378 SH         SOLE              360,378
HARLEY DAVIDSON INC           COM             412822108   49,931   1,017,335 SH         SOLE            1,017,335
HERBALIFE LTD                 COM USD SHS     G4412G101   75,000   1,089,805 SH         SOLE            1,089,805
HOME DEPOT INC                COM             437076102   71,897   1,429,070 SH         SOLE            1,429,070
KRAFT FOODS INC               CL A            50075N104   96,231   2,531,727 SH         SOLE            2,531,727
LIFE TIME FITNESS INC         COM             53217R207   47,615     941,570 SH         SOLE              941,570
LIQUIDITY SERVICES INC        COM             53635B107   35,519     792,836 SH         SOLE              792,836
LIZ CLAIBORNE INC             COM             539320101   44,521   3,332,434 SH         SOLE            3,332,434
LKQ CORP                      COM             501889208   35,101   1,126,109 SH         SOLE            1,126,109
MCKESSON CORP                 COM             58155Q103   90,545   1,031,617 SH         SOLE            1,031,617
MEAD JOHNSON NUTRITION CO     COM             582839106   71,839     870,991 SH         SOLE              870,991
MICHAEL KORS HLDGS LTD        SHS             G60754101   62,713   1,346,068 SH         SOLE            1,346,068
MONSTER BEVERAGE CORP         COM             611740101   58,096     935,674 SH         SOLE              935,674
MSC INDL DIRECT INC           CL A            553530106   58,386     701,083 SH         SOLE              701,083
POLARIS INDS INC              COM             731068102   52,816     732,028 SH         SOLE              732,028
RALPH LAUREN CORP             CL A            751212101   65,175     373,859 SH         SOLE              373,859
PRICELINE COM INC             COM NEW         741503403   92,438     128,833 SH         SOLE              128,833
ROSS STORES INC               COM             778296103   53,022     912,602 SH         SOLE              912,602
SIGNET JEWELERS LIMITED       SHS             G81276100   13,580     287,220 SH         SOLE              287,220
STARBUCKS CORP                COM             855244109   64,955   1,162,200 SH         SOLE            1,162,200
ZUMIEZ INC                    COM             989817101   28,276     783,051 SH         SOLE              783,051





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